UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 800 Third Avenue
         19th Floor
         New York, NY  10022

13F File Number:  28-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6000

Signature, Place, and Date of Signing:

     /s/ Jon R. Persson     New York, NY     February 10, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $513,231 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      992       10 SH       SOLE                        0        0       10
BLACKROCK KELSO CAPITAL CORP   COM              092533108      830    97415 SH       SOLE                        0        0    97415
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109      578    42968 SH       SOLE                        0        0    42968
CANTEL MEDICAL CORP            COM              138098108      804    39854 SH       SOLE                        0        0    39854
CENTRAL FD CDA LTD             CL A             153501101      447    32450 SH       SOLE                        0        0    32450
COMMUNITY BANKERS TR CORP      COM              203612106       52    15906 SH       SOLE                        0        0    15906
ISHARES TR                     FTSE KLD400 SOC  464288570      237     5557 SH       SOLE                        0        0     5557
ISHARES TR                     FTSE KLD SEL SOC 464288802      474     9668 SH       SOLE                        0        0     9668
ISHARES TR INDEX               MSCI EAFE IDX    464287465   102364  1851737 SH       SOLE                        0        0  1851737
ISHARES TR INDEX               MSCI EMERG MKT   464287234    29594   713117 SH       SOLE                        0        0   713117
ISHARES TR INDEX               RUSSELL 1000     464287622    43633   711684 SH       SOLE                        0        0   711684
ISHARES TR INDEX               RUSSELL 2000     464287655    52240   836639 SH       SOLE                        0        0   836639
ISHARES TR INDEX               S&P EURO PLUS    464287861     6040   155023 SH       SOLE                        0        0   155023
ISHARES TR INDEX               RUSSELL MIDCAP   464287499    21678   262728 SH       SOLE                        0        0   262728
ISHARES TR INDEX               S&P 500 INDEX    464287200    68521   612837 SH       SOLE                        0        0   612837
ISHARES TR INDEX               S&P MIDCAP 400   464287507      911    12585 SH       SOLE                        0        0    12585
ISHARES TR INDEX               S&P 100 IDX FD   464287101     7309   142065 SH       SOLE                        0        0   142065
SPDR GOLD TRUST                GOLD SHS         78463v107      295     2750 SH       SOLE                        0        0     2750
SPDR INDEX SHS FDS             MSCI ACWI EXUS   78463x848     1725    55274 SH       SOLE                        0        0    55274
SPDR TR                        UNIT SER 1       78462F103    85536   767552 SH       SOLE                        0        0   767552
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     3434    67769 SH       SOLE                        0        0    67769
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    31571   770028 SH       SOLE                        0        0   770028
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    20697   474584 SH       SOLE                        0        0   474584
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866    33092   644819 SH       SOLE                        0        0   644819
WASTE SERVICES INC DEL         COM NEW          941075202      177    19415 SH       SOLE                        0        0    19415